Finance Income and Expenses	12 Months Ended
Mar. 31, 2021
Borrowing costs [abstract]
Finance Income and Expenses	Finance Income and Expenses

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Finance Income:
Interest income
Interest income from financial assets measured at amortized cost	¥6,171	¥10,763	¥1,117
Interest income from financial assets measured at fair value through P&L	448	248	660
Interest income on sublease	—	191	4
Total interest income	6,619	11,202	1,781
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	1,353	603	252
Dividend income from financial assets measured at fair value through OCI and held at end of the period	1,116	745	120
Dividend income from financial assets measured at fair value through P&L	145	96	—
Total dividend income	2,614	1,444	372
Gain on derivative financial assets	—	—	91,990
Gain on foreign currency exchange, net	7,007	10,979	—
Change in fair value of financial assets associated with contingent consideration arrangements (Note 27)	—	3,478	3,294
Other	603	728	8,084
Total	¥16,843	¥27,831	¥105,521

Finance Expenses:
Interest expense
Interest expense on financial debt		¥137,176	¥118,682
Interest expense on lease liabilities		11,834	12,124
Total interest expense	¥48,158	149,010	130,806
Change in fair value of financial liabilities associated with contingent consideration arrangements (Note 27)	3,743	4,637	3,601
Loss on derivative financial assets	11,365	1,790	—
Loss on foreign currency exchange, net	—	—	97,319
Financing fees for bridge loan for acquisition of Shire	16,102	—	—
Other	3,921	9,569	16,905
Total	¥83,289	¥165,006	¥248,631